Related party transaction - Additional Information (Detail) (USD $)	11 Months Ended	12 Months Ended				0 Months Ended
	Dec. 11, 2014	Dec. 31, 2014 Aircraft	Dec. 31, 2013 Aircraft	Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2014
Class C Common Stock [Member]
Related Party Transaction [Line Items]
Repurchase of shares from related parties	27,958
OH Aircraft Acquisitions, LLC. [Member]
Related Party Transaction [Line Items]
Revenue from related party		$ 556,000	$ 1,300,000	$ 700,000
Number of aircraft for service management		4	5
Avolon Capital Partners Limited [Member]
Related Party Transaction [Line Items]
Revenue from related party		1,430,000	70,000
Number of aircraft for service management		7	2
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
One-time discretionary bonus payment		2,600,000
Aggregate outstanding loan amount			10,300,000
Weighted average interest rate on loans			9.50%
Interest income recognized		400,000	1,000,000
Payment to Back-to-back loan facility					9,400,000
Back-to-Back Facility termination date		2014-06-05
Chief Executive Officer [Member] | Class C Common Stock [Member]
Related Party Transaction [Line Items]
Repurchase of shares from related parties						27,958
Purchase price per share						$ 200
Aggregate purchase price of shares						$ 5,600,000
Fair value valuation techniques		The Company utilised a range of different valuation methodologies assuming an Exit transaction at various dates throughout the following 18 months.
Expected stock price volatility						24.75%
Risk free interest rate						0.073%
Expected term, Valuation techniques						3 months 29 days
Dividend yield rate						0.00%